(Loss)/income Per Share	12 Months Ended
Dec. 31, 2025
(Loss)/income Per Share
(Loss)/income Per Share

18. (Loss)/income Per Share

The following table sets forth the computation of basic and diluted (loss)/income per share for the periods indicated:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net (loss)/income attributable to Tuniu Corporation	(99,291)	77,174	31,125	4,452
Numerator for basic and diluted net (loss)/income per share	(99,291)	77,174	31,125	4,452
Denominator:
Weighted average number of ordinary shares used in computing basic (loss)/income per share	371,453,164	361,482,355	340,747,065	340,747,065
Weighted average number of ordinary shares used in computing diluted (loss)/income per share	371,453,164	363,718,947	342,960,072	342,960,072
Weighted average number of ADS used in computing basic (loss)/income per ADS	123,817,721	120,494,118	113,582,355	113,582,355
Weighted average number of ADS used in computing diluted (loss)/income per ADS	123,817,721	121,239,649	114,320,024	114,320,024
Net (loss)/income per ordinary share attributable to ordinary shareholders - basic and diluted	(0.27)	0.21	0.09	0.01
Net (loss)/income per ADS - basic and diluted	(0.81)	0.63	0.27	0.03

The Company had securities which could potentially dilute basic (loss)/income per share in the future, which were excluded from the computation of diluted (loss)/income per share for the years ended December 31, 2023 as their effects would have been anti-dilutive. Such outstanding securities consist of the share options and unvested restricted shares with the number of 9,728,646 for the years ended December 31, 2023.

Subsequent event – ADS Ratio Change

On March 20, 2026, the Company announced that its Board of Directors approved to change the ratio of its ADSs to its Class A ordinary shares (the “ADS Ratio Change”), from the current ratio of one (1) ADS representing three (3) Class A ordinary shares to a new ratio of one (1) ADS representing thirty (30) Class A ordinary shares. The ADS Ratio Change will have the same effect as a one- for-ten reverse ADS split and the ADS Ratio Change will be effective on or about April 22, 2026, U.S. Eastern Time, subject to the effectiveness of the post-effective amendment to the ADS Registration Statement on Form F-6 on or before that date, to the ADS holders of record as of the close of business as it relates to effective date.

18. (Loss)/income Per Share – continued

Given the ADS Ratio Change was declared but is not effective upon the date of issuance of these consolidated financial statements, basic and diluted (loss)/income per share for the periods presented were still disclosed on a pre-split basis. The following unaudited pro forma financial information presents the Company’s pro forma basic and diluted (loss)/income per share on a post-split basis upon the effectiveness of the ADS Ratio Change as if it had been effective for all the periods presented:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$(Note 2(d))
Numerator:
Net (loss)/income attributable to Tuniu Corporation	(99,291)	77,174	31,125	4,452
Numerator for basic and diluted net (loss)/income per share	(99,291)	77,174	31,125	4,452
Denominator:
Weighted average number of ordinary shares used in computing basic (loss)/income per share	371,453,164	361,482,355	340,747,065	340,747,065
Weighted average number of ordinary shares used in computing diluted (loss)/income per share	371,453,164	363,718,947	342,960,072	342,960,072
Weighted average number of ADS used in computing basic (loss)/income per ADS (unaudited)	12,381,772	12,049,412	11,358,236	11,358,236
Weighted average number of ADS used in computing diluted (loss)/income per ADS (unaudited)	12,381,772	12,123,965	11,432,002	11,432,002
Net (loss)/income per ordinary share attributable to ordinary shareholders – basic and diluted	(0.27)	0.21	0.09	0.01
Net (loss)/income per ADS - basic (unaudited)	(8.02)	6.40	2.74	0.39
Net (loss)/income per ADS – diluted (unaudited)	(8.02)	6.37	2.72	0.39